ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 97.7%

Equity Fund – 97.7%
Communication Services Select Sector SPDR Fund(a)	12,840	$841,919
Consumer Staples Select Sector SPDR Fund	47,700	3,282,237
Health Care Select Sector SPDR Fund(a)	14,190	1,826,821
Industrial Select Sector SPDR Fund(a)	21,605	2,190,315
Invesco QQQ Trust Series 1	10,622	3,805,544
iShares Core S&P Small-Cap ETF	20,407	1,924,992
Technology Select Sector SPDR Fund	22,229	3,644,000

Total Exchange Traded Funds
(Cost $18,167,453)		17,515,828

MONEY MARKET FUNDS – 8.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(b)(c)	1,112,250	1,112,250
Fidelity Investments Money Market Government Portfolio – Class I, 5.23%(b)	429,656	429,656

Total Money Market Funds
(Cost $1,541,906)		1,541,906

Total Investments – 106.3%
(Cost $19,709,359)		19,057,734
Liabilities in Excess of Other Assets – (6.3%)		(1,122,891)
Net Assets – 100.0%		$17,934,843

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,217,818; the aggregate market value of the collateral held by the fund is $1,250,560. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $138,310.
(b)	Rate shown reflects the 7-day yield as of September 30, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,515,828	$-	$-	$17,515,828
Money Market Funds	1,541,906	-	-	1,541,906
Total	$19,057,734	$-	$-	$19,057,734

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	97.7%
Money Market Funds	8.6
Total Investments	106.3
Liabilities in Excess of Other Assets	(6.3)
Net Assets	100.0%